Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Schedule of Useful Lives of Amortization	The following useful lives are used in the calculation of amortization:

Software	3-10 years
Customer relationships	7 years
Intellectual property rights*	10 years
•From launch date
Schedule of Useful Lives of Depreciation	The following useful lives are used in the calculation of depreciation:

Facility	40 years
Facility equipment	5-20 years
Computer equipment	3 years
Leasehold improvements	3-15 years
Furniture and fixtures	5 years